LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Future minimum lease payments
Minimum lease payments	$ 157,346	$ 136,258
2023
Future minimum lease payments
Minimum lease payments	38,012	33,952
Between 1-3 years
Future minimum lease payments
Minimum lease payments	43,439	37,825
Between 3 - 5 years
Future minimum lease payments
Minimum lease payments	21,637	16,674
Thereafter
Future minimum lease payments
Minimum lease payments	$ 54,258	$ 47,807